Note 14 Financial assets at amortised cost (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	[1]	€ 49,462	€ 36,639	[2],[3],[4]	€ 34,781
Loans and advances to central banks at amortised cost		7,151	4,401	[4]	5,681
Loans and advances to banks		17,477	16,031	[4]	13,276
Loans and advances to customers		377,643	357,351	[4],[5]	318,939
Financial assets at amortised cost		451,732	414,421	[4]	372,676
Central banks [Member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	[1]	22	21		15
Government [member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	[1]	45,124	34,648		32,130
Loans and advances to customers		23,265	20,892		19,682
credit institutions [Member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	[1]	2,366	400		817
Other financial corporations [Member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	[1]	923	602		525
Loans and advances to customers		13,251	12,765		9,804
Non financial corporations [Member]
Financial assets at amortised cost [Line Items]
Debt Securities at amortized cost	[1]	1,027	967		1,295
Loans and advances to customers		171,063	165,433		140,993
Reverse repurchase agreements [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to banks		5,786	5,251		2,788
Other loans and advances [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to banks		11,690	10,780		10,488
Other [Member]
Financial assets at amortised cost [Line Items]
Loans and advances to customers		170,063	158,261		148,461
Of which impaired assets of loans and advances to customers [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost		14,444	13,493		14,657
Of which loss allowances of loans and advances [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost		11,316	11,291		11,142
Of which loss allowances of debt securities [Member]
Financial assets at amortised cost [Line Items]
Financial assets at amortised cost		€ 82	€ 91		€ 52

[1]
(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Notes 1.3, 2.3 and Appendix X). During 2023, 2022 and 2021, there have been no other significant reclassifications from the heading “Financial assets at amortized cost” to other headings or from other headings to “Financial assets at amortized cost”.

[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[5]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)